Production Financing - Additional Information (Detail) - Entertainment One Film And Television Business [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 25, 2022
Debt Instrument [Line Items]
Line of credit facility date of expiry	Nov. 22, 2024
Loans for Production of Film [Member]
Debt Instrument [Line Items]
Long term debt weighted average interest rate at a point in time		3.30%
Senior Revolving Film and Television Production Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt weighted average interest rate at a point in time	7.50%	3.30%
Line of credit maximum borrowing capacity	$ 250,000	$ 250
Line of credit additional maximum borrowing capacity that could be availed	$ 150,000	$ 150
Line of credit facility date of expiry		Nov. 22, 2024